Condensed Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales to non-affiliates	$ 212.4	$ 232.2	$ 632.8	$ 703.5	$ 911.5	$ 927.4	$ 1,051.3
Net sales to affiliates	0.8	0.4	1.4	5.5	9.1	6.8	147.0
Cost of goods sold	186.4	211.5	578.7	634.0	838.9	852.4	1,023.3
Gross profit	26.8	21.1	55.5	75.0	81.7	81.8	175.0
Operating expenses (income):
Marketing and administration	22.3	27.5	63.7	75.9	105.1	100.7	129.9
Research and development	8.1	7.9	26.4	27.9	37.0	33.4	38.2
Restructuring (reversals) charges	0.9	(35.6)	(14.5)	(41.1)	(75.0)	(149.6)	284.5
Gain on receipt of property, plant and equipment					0	(31.7)	0
Long-lived asset impairment charges	58.0	0	58.0	0	33.6	1.5	234.7
Operating (loss) income	(62.5)	21.3	(78.1)	12.3	(19.0)	127.5	(512.3)
Non-operating expenses (income):
Interest expense	3.8	0.3	5.5	0.6	0.8	1.0	5.9
Interest income	(0.2)	(0.2)	(0.4)	(0.4)	(0.5)	(0.7)	(1.0)
Interest (income) expense, net -affiliates	0	(1.0)	(0.1)	(3.1)	(4.1)	(2.2)	1.8
Other, net	2.7	0	(0.6)	(4.1)	(3.9)	3.1	(0.8)
Total non-operating expenses (income)	6.3	(0.9)	4.4	(7.0)	(7.7)	1.2	5.9
(Loss) income before income tax expense (benefit)	(68.8)	22.2	(82.5)	19.3	(11.3)	126.3	(518.2)
Income tax expense (benefit)	10.4	12.9	(2.3)	31.4	44.0	3.6	37.4
(Loss) income before equity in loss of equity method investments	(79.2)	9.3	(80.2)	(12.1)
Equity in loss of equity method investments, net of tax	(0.2)	0	(0.3)	0
Net (loss) income	(79.4)	9.3	(80.5)	(12.1)	(55.3)	122.7	(555.6)
Net loss (income) attributable to noncontrolling interests	0	0	0.8	(2.3)	(2.4)	(1.4)	(2.3)
Net (loss) income attributable to SunEdison Semiconductor Limited	$ (79.4)	$ 9.3	$ (79.7)	$ (14.4)	$ (57.7)	$ 121.3	$ (557.9)
Basic (loss) earnings per share	$ (1.91)	$ 0.22	$ (1.92)	$ (0.35)
Diluted (loss) earnings per share	$ (1.91)	$ 0.22	$ (1.92)	$ (0.35)